Fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value On Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$318,053,820	$318,041,728
Liabilities:
Warrant Liability – Public Warrants	1	26,723,125	23,244,375
Warrant Liability – Private Placement Warrants	3	19,730,250	12,487,500

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$318,041,728	$316,958,514

Liabilities:
Warrant Liability – Public Warrants	1	23,244,375	14,231,250
Warrant Liability – Private Placement Warrants	3	12,487,500	7,575,750

Summary of Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants
The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Place Warrants are as follows:

Input	March 31, 202 1	December 31, 2020
Risk-free interest rate	0.88%	0.38%
Market price of public stock	$10.32	$10.47
Dividend Yield	0.00%	0.00%
Implied volatility	23.8%	21.8%
Exercise price	11.50	$11.50

The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Place Warrants are as follows:

Input	November 5, 2019 (Initial Measurement)	December 31, 2019	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	1.66%	1.76%	0.45%	0.35%	0.32%	0.38%
Market price of public stock	$9.69	$9.78	$9.72	$10.05	$10.19	$10.47
Dividend Yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Implied volatility	10.7%	13.8%	14.4%	17.9%	22.1%	21.8%
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50	$11.50

Summary of Warrants
The following table presents the changes in the fair value of warrant liabilities:

For the three month-period ended Mach 31, 2021	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$12,487,500	$23,244,375	$35,731,875
Change in valuation inputs or other assumptions	7,242,750	3,478,750	10,721,500

Fair value as of December 31, 2020	$19,730,250	$26,723,125	$46,453,375

For the three month-period ended Mach 31, 2020	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$7,575,750	$14,231,250	$21,807,000
Change in valuation inputs or other assumptions	(1,914,750)	(3,478,750)	(5,393,500)

Fair value as of March 31, 2020	$5,661,000	$10,752,500	$16,413,500

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2018	$—	$—	$—
Initial measurement on November 5, 2019 (IPO)	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875

Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	(1,914,750)	(3,478,750)	(5,393,000)

Fair value as of March 31, 2020	5,661,000	10,752,500	16,413,500
Change in valuation inputs or other assumptions	3,163,500	5,850,625	9,014,125

Fair value as of June 30, 2020	8,824,500	16,603,125	25,427,625
Change in valuation inputs or other assumptions	3,080,250	5,534,375	8,614,625

Fair value as of September 30, 2020	11,904,750	22,137,500	34,042,250
Change in valuation inputs or other assumptions	582,750	1,106,875	1,689,625

Fair value as of December 31, 2020	$12,487,500	$23,244,375	$35,731,875

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2018	$—	$—	$—
Initial measurement on November 5, 2019	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875

Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	4,911,750	9,013,125	13,924,875

Fair value as of December 31, 2020	$12,487,500	$23,244,375	$35,731,875